Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of significant accounting policies [abstract]
Disclosure of operating segment	Additionally, the Company regularly manages its business and makes resource allocation decisions considering the existence of only one operating segment:

	% of total revenue
	Year ended December 31,
Parameters	2022	2021	2020

Quantitative
Passenger transport	91.5%	88.3%	87.7%
Other revenues	8.5%	11.7%	12.3%

Exchange rates in Brazilian reais
The exchange rates in Brazilian reais at the date of these consolidated financial statements are as follows:

	Exchange rates
	Final rate					Average rate
	Year ended December 31,					Year ended December 31,
Description	2022	2021	Variation	2020	Variation	2022	2021	Variation	2020	Variation

U.S. dollar	5.2177	5.5805	(6.5)%	5.1967	7.4%	5.1655	5.3956	(4.3)%	5.1578	4.6%
Euro	5.5694	6.3210	(11.9)%	6.3779	(0.9)%	5.4420	6.3784	(14.7)%	5.8989	8.1%